Significant Accounting Policies (Policies)	9 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
New and amended standards and interpretations adopted by the Company

New and amended standards and interpretations adopted by the Company

The following amended standard became effective for the Company’s fiscal year beginning on October 1, 2025, but did not have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).

New and amended standards and interpretations issued but not yet effective

New and amended standards and interpretations issued but not yet effective

The following standard amendments will be effective for the Company's fiscal year beginning October 1, 2026, or thereafter, and are not expected to have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments (effective for annual periods beginning on or after January 1, 2026).
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Annual Improvements to IFRS Accounting Standards – Volume 11 (effective for annual periods beginning on or after January 1, 2026).
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Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity (effective for annual periods beginning on or after January 1, 2026).
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IFRS 19 – Subsidiaries without Public Accountability: Disclosures and amendments (effective for reporting periods beginning on or after January 1, 2027).
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Amendments to IAS 21 – Translation to a Hyperinflationary Presentation Currency (effective for reporting periods beginning on or after January 1, 2027).
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Amendments to IAS 28 - the Fair Value Option for Investments in Associates and Joint Ventures (effective upon adoption of IFRS 18).
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IFRS 20 - Regulatory Assets and Regulatory Liabilities (effective for annual periods beginning on or after January 1, 2029).

The Company is currently assessing the potential impact of the following standards:

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IFRS 18 – Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027).